Concentration Risk (Tables)	9 Months Ended
Sep. 30, 2024
Concentration Risk [Abstract]
Schedule of Concentration Risk	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.
	For the nine months ended September 30,
	2023	2024
Percentage of the Group’s total revenue
Customer A	19%	14%
Customer B	18%	20%
Customer C	10%	16%
The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	December 31,	September 30,
	2023	2024
Percentage of the Group’s accounts receivable
Customer D	14%	13%
Customer E	13%	10%
Customer F	11%	17%
Customer G	12%	*
The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:
	For the nine months ended September 30,
	2023	2024
Percentage of the Group’s total purchase
Supplier A	16%	14%
Supplier B	14%	14%
*	represent percentage less than 10%